Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	89 Months Ended	90 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000202747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	4.77%	0.98%		2.76%
C000033991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	4.33%	0.45%			1.99%
C000014635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.48%	0.69%			2.24%
C000079556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	4.44%	0.56%			2.08%
C000162549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.33%	0.55%			2.13%
C000033992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.35%	(0.36%)			1.55%
C000202755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	4.78%	3.11%		3.28%
C000033275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	4.25%	2.57%			2.37%
C000033276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.51%	2.82%			2.62%
C000079571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	4.35%	2.67%			2.47%
C000162566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.37%	2.75%			2.56%
C000033274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.56%	2.01%			2.06%
C000033277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.04%	3.09%			4.81%
C000162567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.36%	4.27%			5.49%
C000079572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	7.35%	4.27%			5.47%
C000033279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.51%	4.40%			5.62%
C000033278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	7.25%	4.15%			5.35%
C000202756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	7.90%	4.77%		4.99%
C000202758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	4.79%	1.25%		3.00%
C000033284 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	4.23%	0.68%			2.27%
C000033285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.49%	0.95%			2.53%
C000079574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	4.33%	0.77%			2.37%
C000162569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.41%	0.85%			2.45%
C000033283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.24%	(0.14%)			1.81%
C000033286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.00%	(0.31%)			1.30%
C000162570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.41%	0.50%			1.81%
C000033287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.45%	0.58%			1.88%
C000202762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	4.39%	0.31%		2.07%
C000079523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.32%	0.25%			1.58%
C000079524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	4.06%	0.01%			1.34%
C000079525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	4.17%	0.10%			1.43%
C000162579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.22%	0.15%			1.48%
C000079526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.05%	(0.82%)			0.88%
C000117723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.70%	(0.51%)			1.41%
C000162598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.68%	0.46%			1.99%
C000117722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	4.70%	0.35%			1.91%
C000117721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.86%	0.52%			2.07%
C000117724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	4.60%	0.27%			1.81%
C000202767 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	3.96%	2.08%		2.51%
C000158753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	3.64%	1.75%			1.67%
C000158750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	3.89%	2.00%			1.93%
C000158751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	3.72%	1.83%			1.75%
C000162603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.87%	1.87%			1.81%
C000158752 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.05%	1.15%			1.33%
C000205813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.29%	(0.31%)	1.83%
C000205815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.40%	0.70%	2.60%
C000205812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	4.33%	0.63%	2.51%
C000205811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.49%	0.78%	2.66%
C000205814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	4.23%	0.55%	2.47%
C000205819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	4.35%	2.31%	2.83%
C000205816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	4.60%	2.56%	3.08%
C000205817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	4.54%	2.43%	2.94%
C000205820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.45%	2.50%	3.03%
C000205818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.64%	1.76%	2.43%
Without Sales Load [Member] | C000033992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.26%	0.40%			1.94%
Without Sales Load [Member] | C000033274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.17%	2.52%			2.32%
Without Sales Load [Member] | C000033277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.17%	4.11%			5.32%
Without Sales Load [Member] | C000033283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.14%	0.62%			2.20%
Without Sales Load [Member] | C000033286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.15%	0.31%			1.60%
Without Sales Load [Member] | C000079526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.98%	(0.07%)			1.26%
Without Sales Load [Member] | C000117723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.63%	0.26%			1.79%
Without Sales Load [Member] | C000158752 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.67%	1.67%			1.59%
Without Sales Load [Member] | C000205813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.14%	0.45%	2.35%
Without Sales Load [Member] | C000205818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.26%	2.27%	2.79%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	2.15%	2.07%	1.70%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%			2.16%
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1‑3 Year Government/Credit Bond Index
Average Annual Return, Percent	3.96%	2.04%	2.49%	2.49%	2.02%
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent	7.04%	3.95%		4.90%	5.67%
Bloomberg 10 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 10‑Year Municipal Bond Index
Average Annual Return, Percent	4.81%	1.00%			2.26%
Bloomberg MSCI U S Green Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI U.S. Green Bond Index
Average Annual Return, Percent	4.66%	0.95%	2.80%